INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of current and deferred component of income tax expenses which were attributable to the Company's PRC subsidiaries and VIE and VIE's subsidiaries

	Years ended December 31,
	2017	2018	2019

Current income tax expenses	$4,479	$9,850	$24
Deferred income tax expenses	—	—	—
Total income tax expenses	$4,479	$9,850	$24

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2018	2019

Deferred tax assets
Provision for doubtful accounts	$7,847	$5,226
Accrued payroll and welfare	390	325
Inventory	—	4,510
Prepaid expenses and other current assets	—	10,766
Property and equipment	—	126
Accrued liabilities	3,764	3,364
Advertising fee	1,416	816
Employee education fee	80	31
Goodwill and intangible asset impairment	7,276	142
Lease liability	—	1,122
Net operating loss carry forwards	45,543	40,526
Less valuation allowance	(66,316)	(65,832)

Deferred tax assets, net	$—	$1,122

Deferred tax liabilities
Right-of-use assets	$—	$(1,122)

Deferred tax liabilities	—	(1,122)

Net deferred tax assets	—	—
Net deferred income tax liabilities	—	—

Schedule of rollforward of valuation allowances of deferred tax assets

Year ended
December 31, 2019
Balance as of beginning of year	66,316
Additions	23,668
Reversals	(22,989)
Decrease relating to disposal of entities	(636)
Foreign currency translation adjustments	(527)
Balance as of end of year	65,832

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	Years ended December 31,
	2017	2018	2019

Loss before provision of income tax	$(42,757)	$(146,504)	$(99,996)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(10,689)	(36,626)	(24,999)
Taxable deemed interest income from inter-company interest-free loans	7,288	6,406	2,218
Non-deductible expenses	4,469	30,016	21,222
Non-taxable income from fair value change gain of contingent consideration	—	—	(21,564)
Other non-taxable income	—	—	(3,200)
Effect of income tax rate differences in jurisdictions other than the PRC	709	10,660	4,327
Effect of tax holidays	570	(53)	305
Changes in valuation allowance	2,132	(553)	21,715
Income tax expenses	$4,479	$9,850	$24